Investment in associate (Tables)	12 Months Ended
Dec. 31, 2023
Interests In Other Entities [Abstract]
Summarized financial information in associate	Summarized financial information of Atlas (100% basis) is as follows:

Consolidated statements of financial position as at	Dec 31 2023	Dec 31 2022
Cash and cash equivalents	$126,392	$24,420
Other current assets[1]	189,062	182,103
Non-current assets	149,354	184,373
Current liabilities[1]	(157,835)	(92,108)
Other long-term liabilities, including current maturities	(135,940)	(107,416)
Net assets at 100%	$171,033	$191,372
Net assets at 63.1%	$107,921	$120,755
Long-term receivable from Atlas[1]	76,328	76,328
Investment in associate	$184,249	$197,083

Consolidated statements of income for the years ended December 31	2023	2022
Revenue[1]	$466,312	$532,456
Cost of sales and depreciation and amortization	(289,705)	(332,999)
Gas contract settlement (b)	75,000	—
Operating income	251,607	199,457
Finance costs, finance income and other	(10,316)	(9,433)
Income tax expense	(83,659)	(68,093)
Net earnings at 100%	$157,632	$121,931
Earnings of associate at 63.1%	$99,466	$76,938
Dividends received from associate	$112,318	$97,174
[1] Includes related party transactions between Atlas and the Company (see note 23).
Schedule of key assumptions for investment in associate
The following table indicates the percentages by which key assumptions would need to change individually for the estimated Atlas CGU recoverable value to be equal to the carrying value:

Key Assumptions	Change Required for Carrying Value to Equal Recoverable Value
Long-term average realized methanol price	10 percent decrease
Production volumes	15 percent decrease
Gas price	10 percent increase
Discount rate (after-tax)	800 basis points increase